Vessels, net (Details Narrative) $ in Thousands											1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 03, 2024 USD ($) Capacity	May 13, 2024 USD ($) Capacity	Apr. 08, 2024 USD ($) Capacity	Jan. 25, 2024 USD ($) Capacity	Jun. 21, 2023 USD ($) Capacity	May 10, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 05, 2023 USD ($) Capacity	Jun. 30, 2024 USD ($) Capacity	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Finance Lease, Liability, Current											$ 207,302	$ 207,302		$ 207,302		$ 138,696
Payments for Capital Improvements														211,187	$ 70,574
Proceeds from Sale of Property, Plant, and Equipment														91,400	215,839
Gain (Loss) on Disposition of Property Plant Equipment												7,256	$ 10,151	9,133	43,601
Property, Plant and Equipment, Net											3,860,441	3,860,441		3,860,441		$ 3,734,671
Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements														10,284	21,342
Navios Amber [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability														26,062
Finance Lease, Liability, Current											163,216	163,216		163,216
Navios Carol [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2016
Vessel capacity in DWT | Capacity	84,904
Payments to Acquire Property, Plant, and Equipment	$ 28,789
Vessel type	Kamsarmax
Property, Plant and Equipment, Transfers and Changes	$ 40,495
Zim Hawk [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2024
Vessel capacity in DWT | Capacity	5,300
Vessel type	Containership
Capitalized expenses	$ 6,258
Property, Plant and Equipment, Additions	$ 69,083
Nave Cosmos [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2024
Vessel capacity in DWT | Capacity		115,651
Vessel type		Aframax/LR2
Capitalized expenses		$ 5,210
Property, Plant and Equipment, Additions		$ 67,868
Zim Condor [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2024
Vessel capacity in DWT | Capacity			5,300
Vessel type			Containership
Capitalized expenses			$ 6,318
Property, Plant and Equipment, Additions			$ 69,143
Zim Eagle [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2024
Vessel capacity in DWT | Capacity				5,300
Vessel type				Containership
Capitalized expenses				$ 6,107
Property, Plant and Equipment, Additions				$ 67,707
Navios Amethyst [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability					$ 2,346
Vessel year built					2023
Vessel capacity in DWT | Capacity					182,212
Finance Lease, Right-of-Use Asset, before Accumulated Amortization					$ 63,690
Vessel type					Capesize
Navios Sakura [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability							$ 2,579
Vessel year built							2023
Vessel capacity in DWT | Capacity							182,169
Finance Lease, Right-of-Use Asset, before Accumulated Amortization							$ 49,770
Vessel type							Capesize
Navios Altair [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability								$ 2,815
Vessel year built								2023
Vessel capacity in DWT | Capacity								182,115
Finance Lease, Right-of-Use Asset, before Accumulated Amortization								$ 45,934
Vessel type								Capesize
Navios Felix [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2016
Vessel capacity in DWT | Capacity									181,221
Payments to Acquire Property, Plant, and Equipment									$ 42,879
Vessel type									Capesize
Capitalized expenses									$ 1,600
Property, Plant and Equipment, Transfers and Changes									$ 53,232
Navios Meridian [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2023
Vessel capacity in DWT | Capacity										82,010
Vessel type										Kamsarmax
Property, Plant and Equipment, Additions										$ 35,605
Four vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment														91,400
Gain (Loss) on Disposition of Property Plant Equipment														16,747
Dry dock and special survey costs, net											$ 991	991		991
Twelve vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment															215,839
Gain (Loss) on Disposition of Property Plant Equipment															43,601
Dry dock and special survey costs, net													$ 11,078		$ 11,078
Navios Venus [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2015
Vessel capacity in DWT | Capacity											61,339
Finance Lease, Right-of-Use Asset, before Accumulated Amortization											$ 27,463	$ 27,463		$ 27,463
Vessel type											Ultra-Handymax
Dry bulk vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel type														dry bulk
Number of long lived assets in which impairment indicators present | Vessel														2
Asset Impairment Charges														$ 7,614
Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2008
Vessel capacity in DWT | Capacity						63,599
Vessel type						LR1
Proceeds from Sale of Property, Plant, and Equipment						$ 21,583
Property, Plant and Equipment, Net						$ 14,246